Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 238,140	$ 130,821
Restricted cash	49,289	8,976
Total cash, cash equivalents and restricted cash	287,429	139,797
Consolidated Entity, Excluding Consolidated VIE
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	237,833	130,455
Variable Interest Entity, Primary Beneficiary
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	307	$ 366
Restricted cash	$ 40,200